S-K 1602, SPAC Registered Offerings	Dec. 31, 2025
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 24 months from the closing of this offering to consummate an initial business combination or until such earlier liquidation date as our board of directors may approve, or during any Extension Period, subject to applicable law. However, we may seek the approval of our shareholders at any time to amend our amended and restated memorandum and articles of association to modify the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial business combination within the time periods described herein or with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity). As described herein, our initial shareholders, executive officers, and directors have agreed that they will not propose any such amendment unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of amounts withdrawn for permitted withdrawals), divided by the number of then-outstanding public shares, subject to the limitations described herein. See “
Proposed Business
—
Redemption of Public Shares and Liquidation if no Initial Business Combination
” for more information.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price
and our net tangible book value (“NTBV”), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See the section titled “
Dilution
” for more information.

As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between Public NTBV and Public Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.21	$5.49	$4.51	$4.38	$5.62	$2.46	$7.54	$ (1.70)	$11.70
Assuming No Exercise of Over-Allotment Option
$6.20	$5.48	$4.52	$4.37	$5.63	$2.44	$7.56	$ (1.74)	$11.74

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	we may seek the approval of our shareholders at any time to amend our amended and restated memorandum and articles of association to modify the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial business combination within the time periods described herein or with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity).
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	we will redeem 100% of the public shares at a
per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses) and not previously released to us to pay our taxes, if any, divided by the number of then issued and outstanding public shares, subject to applicable law
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our Sponsor’s investment in our founder shares and our private placement warrants may be worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one
basis, subject to adjustment as provided herein.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination
Our Sponsor and our officers and directors have agreed that we will have only 24 months from the closing of this offering to complete our initial business combination or until such earlier liquidation date as our board of directors may approve, or during any Extension Period. If we have not completed our initial business combination within such period, and our board of directors has made a determination, and provided notice to the shareholders, that we are unable to, we will: (1) cease all operations except for the purpose of winding up; (2) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a
per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses) and not previously released to us to pay our taxes, if any, divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any); and (3) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our public warrants, which may expire worthless if we fail to complete our initial business combination within the
24-month
time period.

Our initial shareholders have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within 24 months from the closing of this offering or such earlier liquidation date as our board of directors may approve or during any Extension Period, subject to applicable law. However, if our initial shareholders acquire public shares, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the allotted time frame. The underwriters have agreed to waive its rights to its deferred underwriting commission held in the trust account in the event we do not complete our initial business combination within the allotted time frame and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

If we are unable to complete an initial business combination within the
24-month
period, we may seek an amendment to our amended and restated memorandum and articles of association to extend the period of time we have to complete an initial business combination beyond 24 months. Any amendment of our amended and restated memorandum and articles of association will require at least a special resolution of our shareholders as a matter of Cayman Islands law, meaning that such an amendment must be approved by holders of at least two-thirds
of our ordinary shares who, being entitled to do so, attend and vote (whether in person or by proxy) at a general meeting of the company.

Our Sponsor and our officers and directors have agreed, pursuant to a written agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or such earlier liquidation date as our board of directors may approve, or during any Extension Period or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity, in each case unless we provide our public shareholders with the opportunity to redeem their public ordinary shares upon approval of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of permitted withdrawals) and not previously released to us pursuant to pay our taxes, if any, divided by the number of then issued and outstanding public shares.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]	the following to the public shareholders on a
per-share
basis immediately after this offering:

As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between Public NTBV and Public Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.21	$5.49	$4.51	$4.38	$5.62	$2.46	$7.54	$(1.70)	$11.70
Assuming No Exercise of Over-Allotment Option
$6.20	$5.48	$4.52	$4.37	$5.63	$2.44	$7.56	$(1.74)	$11.74
For purposes of presenting the Maximum Redemption scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriters’ option to purchase additional units) by $200,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest, divided by the number of Class A ordinary shares sold in this offering).

102
For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	6.21	6.22	5.49	5.50	4.38	4.39	2.45	2.47	(1.73)	(1.69)

Pro forma net tangible book value after this offering and the sale of the private placement warrants	6.20	6.21	5.48	5.49	4.37	4.38	2.44	2.46	(1.74)	(1.70)

Dilution to public shareholders	$3.80	$3.79	$4.52	$4.51	$5.63	$5.62	$7.56	$7.54	$11.74	$11.70

Percentage of dilution to public shareholders	38.00%	37.90%	45.20%	45.10%	56.30%	56.20%	75.60%	75.40%	117.40%	117.0%

Numerator:
Net tangible book deficit before this offering	$(63,657)	$(63,657)	$(63,657)	$(63,657)	$(63,657)	$(63,657)	$(63,657)	$(63,657)	$(63,657)	$(63,657)
Net proceeds from this offering and the sale of the private placement warrants (1)	202,000,000	232,000,000	202,000,000	232,000,000	202,000,000	232,000,000	202,000,000	232,000,000	202,000,000	232,000,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	64,171	64,171	64,171	64,171	64,171	64,171	64,171	64,171	64,171	64,171

	No Redemptions		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemptions
Less: Deferred underwriting commissions (2)	(8,000,000)	(9,200,000)	(6,000,000)	(6,900,000)	(4,000,000)	(4,600,000)	(2,000,000)	(2,300,000)	—	—
Less: Warrant liability	(16,700,000)	(18,800,000)	(16,700,000)	(18,800,000)	(16,700,000)	(18,800,000)	(16,700,000)	(18,800,000)	(16,700,000)	(18,800,000)
Less: overallotment liability	(187,700)	—	(187,700)	—	(187,700)	—	(187,700)	—	(187,700)	—
Less: Amounts paid for redemptions	—	—	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)

	177,112,814	204,000,514	129,112,814	148,800,514	81,112,814	93,600,514	33,112,814	38,400,514	(14,887,186)	(16,799,486)

Denominator:
Ordinary shares outstanding prior to this offering	9,857,142	9,857,142	9,857,142	9,857,142	9,857,142	9,857,142	9,857,142	9,857,142	9,857,142	9,857,142
Ordinary shares forfeited if over-allotment is not exercised	(1,285,714)	—	(1,285,714)	—	(1,285,714)	—	(1,285,714)	—	(1,285,714)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less Ordinary shares redeemed	—	—	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)

	28,571,428	32,857,142	23,571,428	27,107,142	18,571,428	21,357,142	13,571,428	15,607,142	8,571,428	9,857,142

(1)	Expenses applied against gross proceeds include offering expenses of approximately $700,000 (excluding deferred underwriting commissions). See “ Use of Proceeds .”
(2)
Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on all units sold including those sold pursuant to the underwriters’ option to purchase additional units, or $8,000,000 in the aggregate (or up to $9,200,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to the underwriters for deferred underwriting commissions, but such $0.40 per unit shall be due solely on amounts remaining in the trust account following all properly submitted shareholder redemptions in connection with the consummation of our initial business combination See also “Underwriting” for additional information regarding underwriting compensation.